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                       SUPPLEMENT DATED JUNE 20, 2018 TO

                       PROSPECTUS DATED MAY 1, 2018 FOR

             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                                  THROUGH ITS

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

This supplement updates certain information contained in your prospectus. Please read it carefully and keep it with your prospectus for future reference.

The names of the Deutsche Variable Series I fund and certain of its Portfolios and the Deutsche Variable Series II fund and certain of its Portfolios will be changing effective July 2, 2018, as indicated below:

Current Name                      New Name
--------------------------------- --------------------------------

Deutsche Variable Series I        Deutsche DWS Variable Series I
--------------------------------- --------------------------------
Deutsche Capital Growth VIP       DWS Capital Growth VIP

Deutsche Variable Series II       Deutsche DWS Variable Series II
--------------------------------- --------------------------------
Deutsche Small Mid Cap Value VIP  DWS Small Mid Cap Value VIP
Deutsche CROCI(R) U.S. VIP        DWS CROCI(R) U.S. VIP

Also effective July 2, 2018, Deutsche Investment Management Americas, Inc., the investment adviser for the funds and the Portfolios, will be renamed DWS Investment Management Americas, Inc.

The prospectus for your contract is updated accordingly.